Account Payables and Accrued Expenses - Principal amounts lease Liablities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Account Payables and Accrued Expenses
Current liabilities	$ 384	$ 364
Long-term liabilities	791	$ 832
Total lease liabilities	$ 1,175